Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Cash flows from operating activities
Net income	$ 516,661	$ 375,833	$ 325,218
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	171,743	139,807	100,646
Amortization of intangible assets	5,849	5,745	6,093
Amortization of land use rights	1,137	336	81
Loss on disposal of property and equipment	8,079	2,370
Loss on deconsolidation of subsidiaries		1,048
Goodwill impairment		60,299
Impairment loss from long-term investments		5,215	30,007
Realized gain from long-term investments	(2,384)	(422)	(185)
(Gain)/loss from fair value change of investments	(10,613)	10,078	(19,025)
Share-based compensation expenses	88,466	59,933	122,458
Allowance for doubtful accounts	1,568	641	(612)
Loss from equity method investments	17,777	14,257	58,933
Deferred income taxes	(8,086)	(29,317)	(21,231)
Return on investment from an equity method investee	47	59	1,386
Changes in operating assets and liabilities
Accounts receivable	(2,745)	(16,953)	3,339
Inventory	(19,008)	12,427	(41,214)
Prepaid expenses and other current assets	(27,949)	32,215	(108,630)
Amounts due from related parties	(133)	(896)	(48)
Long-term deposits	(4,314)	(10,404)	(12,191)
Right-of-use assets	(9,380)	(138,009)	(223,101)
Accounts payable	39,032	(23,001)	37,793
Accrued expenses and other current liabilities	58,938	57,452	160,036
Income taxes payable	36,425	34,700	21,723
Amounts due to related parties	(330)	(149)	211
Deferred revenue	157,654	163,824	468,197
Operating lease liabilities	8,646	139,504	212,759
Net cash provided by operating activities	1,027,080	896,592	1,122,643
Cash flows from investing activities
Purchase of term deposits	(1,235,581)	(1,482,948)	(981,153)
Proceeds from maturity of term deposits	1,382,200	1,529,093	801,626
Payments for short-term investments	(2,381,037)	(2,780,709)	(2,626,749)
Proceeds from maturity of short-term investments	2,015,915	2,979,482	2,013,408
Purchase of property and equipment	(246,869)	(241,938)	(249,393)
Proceeds from disposal of property and equipment	298	261	423
Payments for long-term investments	(13,686)	(64,314)	(77,892)
Proceeds from disposal of long-term investments	14,176	1,817	1,191
Payment for land use rights	(38)	(17,273)	(33,995)
Loans provided to related parties	(1,405)	(6,371)	(1,388)
Return of investments from equity method investees	8,326	4,622
Deconsolidation of subsidiaries		(15,150)
Net cash used in investing activities	(457,701)	(93,428)	(1,153,922)
Cash flows from financing activities
Proceeds from issuances of common shares upon exercise of share options	5,686	12,950	3,931
Cash paid for shares repurchase	(230,890)	(445,495)	(62,943)
Cash paid for employees' individual income taxes on withheld shares from exercise of NES	(19,443)	(29,333)	(16,721)
Payments made after business acquisitions		(9,350)
Cash paid for dividend	(96,361)	(98,197)
Repurchase and redeem of unsecured senior notes	(14,403)		(240)
Purchase of non-controlling interests	(24,742)	(15,546)	(84,465)
Net cash used in financing activities	(380,153)	(584,971)	(160,438)
Effects of exchange rate changes	90,131	9,836	(24,606)
Net change in cash, cash equivalents and restricted cash	279,357	228,029	(216,323)
Cash, cash equivalents and restricted cash at beginning of year	1,817,133	1,589,104	1,805,427
Cash, cash equivalents and restricted cash at end of year	2,096,490	1,817,133	1,589,104
Supplement disclosure of cash flow information:
Income taxes paid	168,547	147,552	109,154
Interests paid	153	311	355
Non-cash investing and financing activities
Payable for investments and acquisitions	605	567	9,885
Payable for purchase of property and equipment	$ 58,279	$ 52,004	$ 36,136